N-6	May 01, 2026
Prospectus:
Document Type	N-6
Entity Registrant Name	Lincoln Life Flexible Premium Variable Life Account R
Entity Central Index Key	0001051932
Entity Investment Company Type	N-6
Document Period End Date	May 01, 2026
Amendment Flag	false
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]

Effective May 1, 2026, the following American Funds Insurance Series fund names will be updated as follows:

FORMER FUND NAME	NEW FUND NAME
American Funds® IS Global Small Capitalization Fund	American Funds® IS SMALLCAP World Fund
American Funds® IS International Fund	American Funds® IS EUPAC Fund

American Funds® IS EUPAC Fund [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds® IS EUPAC Fund
American Funds® IS SMALLCAP World Fund [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds® IS SMALLCAP World Fund